Consolidated Statements of Comprehensive Income - USD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Statement of comprehensive income [abstract]
Profit/(loss) after tax for the year	$ (93,595,764)	$ 31,511,403	$ 32,913,597
Re-measurement of defined benefit obligation:
Current year gain	79,955	74,931	69,682
Income tax	(27,671)	(25,932)	(24,116)
Total	52,284	48,999	45,566
Available for sale financial assets:
Current year gain/(loss)	47,400	45,053	8,061
Reclassification to profit or loss			(14,090)
Income tax	(16,404)	(15,592)	2,183
Total	30,996	29,461	(3,846)
Cash flow hedging reserve:
Current year gain/(loss)	0	0	0
Reclassification to profit or loss	0	0	0
Income tax	0	0	0
Total	0	0	0
Currency translation reserve	(211,056)	4,150,164	(8,082,087)
Other comprehensive income/(loss) for the year, net of tax	(127,776)	4,228,624	(8,040,367)
Total comprehensive income/(loss) for the year	(93,723,540)	35,740,027	24,873,230
Total comprehensive income/(loss) for the year attributable to:
Shareholders of the Company	(78,445,500)	28,511,641	19,325,344
Non-controlling interest	$ (15,278,040)	$ 7,228,386	$ 5,547,886